Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Consolidated Financial Statement Presentation [Policy Text Block]

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements which include the accounts of the Company and its wholly-owned subsidiaries, the Bank, the Investment Company and Pamrapo Service Corporation, have been prepared in conformity with accounting principles generally accepted in the United States of America.  All significant intercompany accounts and transactions have been eliminated in consolidation.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated statement of financial condition and revenues and expenses for the periods then ended.  Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment of securities, the determination as to whether deferred tax assets are realizable, and the determination of the fair value of financial instruments. Management believes that the allowance for loan losses is adequate; no securities in unrealized loss positions are other-than-temporarily impaired; net deferred tax assets have been reduced to an amount which is more-likely-than-not realizable, and the fair values of financial instruments are appropriate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. Management’s assessment regarding impairment of securities is based on future projections of cash flow which are subject to change.  The realizability of deferred tax assets is partially based on projections of future taxable income, which is subject to change. The determination of fair value requires the use of various inputs which are subject to frequent and ongoing changes.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses.  Such agencies may require the Bank to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

In preparing these consolidated financial statements, the Company evaluated the events that occurred between December 31, 2012 and the date these consolidated financial statements were issued.

Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits in other banks having original maturities of three months or less.

Securities Available for Sale and Held to Maturity [Policy Text Block]

Securities Available for Sale and Held to Maturity

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings.  Debt and equity securities not classified as trading securities or as held to maturity securities are classified as available for sale securities (“AFS”) and reported at fair value, with unrealized holding gains or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income (loss) component of stockholders’ equity.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are “temporary” or “other-than-temporary” in accordance with Accounting Standards Codification (“ASC”) Topic 320, Investments – Debt and Equity Securities. Accordingly, temporary impairments are accounted for based upon the classification of the related securities as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through Other Comprehensive Income (“OCI”) with offsetting entries adjusting the carrying value of the securities and the balance of deferred taxes. Conversely, the carrying values of held to maturity securities are not adjusted for temporary impairments. Information concerning the amount and duration of temporary impairments on both available for sale and held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments are accounted for based upon several considerations. First, other-than-temporary impairments on equity securities and on debt securities that the Company has decided to sell as of the close of a fiscal period, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of the sale of debt securities are applicable, then the other-than-temporary impairment is bifurcated into credit-related and noncredit-related components. A credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related, other-than-temporary impairments are recognized in earnings and noncredit-related, other-than-temporary impairments are recognized in OCI. Equity securities on which there is an unrealized loss that is deemed other-than-temporary are written down to fair value with the write-down recognized in earnings.

Premiums and discounts on all securities are amortized/accreted to maturity using the interest method.  Interest and dividend income on securities, which includes amortization of premiums and accretion of discounts, are recognized in the consolidated financial statements when earned.  Gains or losses on sales are recognized based on the specific identification method.

Loans Held For Sale [Policy Text Block]

Loans Held For Sale

Loans held for sale consist primarily of residential mortgage loans intended for sale and are carried at the lower of cost or estimated fair market value using the aggregate method. These loans are generally sold with servicing rights released. Gains and losses recognized on loan sales are based upon the cash proceeds received and the cost of the related loans sold.

Loans Receivable [Policy Text Block]

Note 2 – Summary of Significant Accounting Policies (Continued)

Loans Receivable

Loans receivable are stated at unpaid principal balances, less net deferred loan origination fees and the allowance for loan losses.  Loan origination fees and certain direct loan origination costs are deferred and amortized/accreted, as an adjustment of yield, over the contractual lives of the related loans.

The accrual of interest on loans that are contractually delinquent more than ninety days is discontinued and the related loans placed on nonaccrual status.  Income is subsequently recognized only to the extent that cash payments are received until delinquency status is reduced to less than ninety days, in which case the loan is returned to accrual status.

Acquired Loans [Policy Text Block]

Acquired Loans

Loans that were acquired in acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Determining the fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. The nonaccretable discount represents estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows require an evaluation to determine the need for an allowance for credit losses. Subsequent improvements in expected cash flows result in the reversal of a corresponding amount of the nonaccretable discount which is then reclassified as accretable discount that is recognized into interest income over the remaining life of the loan using the interest method. The evaluation of the amount of future cash flows that is expected to be collected is performed in a similar manner as that used to determine our allowance for credit losses. Charge-offs of the principal amount on acquired loans would be first applied to the nonaccretable discount portion of the fair value adjustment.

Acquired loans that met the criteria for nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if we can reasonably estimate the timing and amount of the expected cash flows on such loans and if we expect to fully collect the new carrying value of the loans. As such, we may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. We have determined that we cannot reasonably estimate future cash flows on any such acquired loans that are past due 90 days or more and continue to treat them as non-accrual.

Allowance for Loan Losses [Policy Text Block]

Allowance for Loan Losses

The allowance for loan losses is increased through provisions charged to operations and by recoveries, if any, on previously charged-off loans and reduced by charge-offs on loans which are determined to be a loss in accordance with Bank policy.

The allowance for loan losses is maintained at a level considered adequate to absorb loan losses.  Management, in determining the allowance for loan losses, considers the risks inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the general economic and real estate market conditions.  The Bank utilizes a two tier approach:  (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio.  The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potentially impaired loans.  Such a system takes into consideration, but is not limited to, delinquency status, size of loans, types and value of collateral, and financial condition of the borrowers.  Specific loan loss allowances are established for impaired loans based on a review of such information and/or appraisals of the underlying collateral.  General loan loss allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions, and management’s judgment.

Although management believes that adequate specific and general allowances for loan losses are established, actual losses are dependent upon future events and, as such, further additions to the level of specific and general loan loss allowances may be necessary.

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.  A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Bank does not aggregate such loans for evaluation purposes. Payments received on impaired loans are applied first to accrued interest receivable and then to principal.

Concentration of Risk [Policy Text Block]

Concentration of Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans.

Cash and cash equivalents include amounts placed with highly rated financial institutions.  Securities include securities backed by the U.S. Government and other highly rated instruments.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey.  As a result, credit risk related to loans is broadly dependent on the real estate market and general economic conditions in the State.

Premises and Equipment [Policy Text Block]

Note 2 – Summary of Significant Accounting Policies (Continued)

Premises and Equipment

Land is carried at cost.  Buildings, building improvements, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and amortization.  Significant renovations and additions are charged to the property and equipment account.  Maintenance and repairs are charged to expense in the period incurred.  Depreciation charges are computed on the straight-line method over the following estimated useful lives of each type of asset.

Federal Home Loan Bank ("FHLB") of New York Stock [Policy Text Block]

Federal Home Loan Bank (“FHLB”) of New York Stock

Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula. Such stock is carried at cost.

Management evaluates the FHLB of New York stock for impairment in accordance with guidance on accounting by entities that lend to or finance the activities of others. Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB of New York as compared to the capital stock amount for the FHLB of New York and the length of time this situation has persisted, (2) commitments by the FHLB of New York to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB of New York, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB of New York.

No impairment charges were recorded related to the FHLB of New York stock during 2012, 2011, or 2010.

O

Real Estate Owned [Policy Text Block]

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed. At December 31, 2012, the Bank owned twelve properties totaling $3,274,000. At December 31, 2011, the Bank owned fifteen properties totaling $6,570,000.

Interest Rate Risk [Policy Text Block]

Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to make loans secured by real estate and to purchase securities. The potential for interest-rate risk exists as a result of the difference in duration of the Bank’s interest-sensitive liabilities compared to its interest-sensitive assets.  For this reason, management regularly monitors the maturity structure of the Bank’s interest-earning assets and interest-bearing liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Income Taxes [Policy Text Block]

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return.  Income taxes are allocated to the Company and its subsidiaries based upon their respective income or loss included in the consolidated income tax return.  Separate state income tax returns are filed by the Company and its subsidiaries.

Federal and state income tax expense has been provided on the basis of reported income.  The amounts reflected on the tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes. The tax effect of these temporary differences is accounted for as deferred taxes applicable to future periods.  Deferred income tax expense or (benefit) is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for that portion of the asset which is not more likely than not to be realized.

Note 2 – Summary of Significant Accounting Policies (Continued)

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a likelihood of being realized on examination of more than 50 percent. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Under the “more-likely-than-not” threshold guidelines, the Company believes no significant uncertain tax positions exist, either individually or in the aggregate, that would give rise to the non-recognition of an existing tax benefit. The Company recognizes interest and penalties on unrecognized tax benefits in income taxes expense in the Consolidated Statement of Operations. The Company did not recognize any interest in 2011, however the Company did recognize $11,000 for penalties assessed during an audit of prior periods.  The Company did not recognize any interest and penalties for the years ended December 31, 2012 and 2010. The tax years subject to examination by the taxing authorities are the years ended December 31, 2011,  2010, and 2009.

Net Income per Common Share [Policy Text Block]

Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed by dividing net income (loss) less dividends on preferred stock by the weighted average number of shares of common stock outstanding. The diluted net income (loss) per common share is computed by adjusting the weighted average number of shares of common stock outstanding to include the effects of outstanding stock options, if dilutive, using the treasury stock method.  Dilution is not applicable in periods of net loss.  For the years ended December 31, 2011 and 2010, the difference in the weighted average number of basic and diluted common shares was due solely to the effects of outstanding stock options. No adjustments to net income (loss) were necessary in calculating basic and diluted net income (loss) per share. For the years ended December 31, 2011 and 2010, the weighted average number of outstanding options considered to be anti-dilutive was 209,441, and 243,884.

Stock-Based Compensation Plans [Policy Text Block]

Stock-Based Compensation Plans

The Company, under plans approved by its stockholders in 2011, 2003 and 2002, has granted stock options to employees and outside directors.  See note 12 for additional information as to option grants. Compensation expense recognized for all option grants is net of estimated forfeitures and is recognized over the awards’ respective requisite service periods. The fair values relating to all options granted are estimated using a Black-Scholes option pricing model. Expected volatilities are based on historical volatility of our stock and other factors, such as implied market volatility using this options expected term. The Company used the mid-point of the original vesting period and original option life to estimate the options’ expected term, which represents the period of time that the options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company recognizes compensation expense for the fair values of these option awards, which have graded vesting, on a straight-line basis over the requisite service period of these awards.

Benefit Plans [Policy Text Block]

Benefit Plans

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan (the “Pension Plan”), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the “Pension Plan” to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The defined benefit plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the defined benefit plan generally are amortized over the estimated remaining service periods of employees. Additionally, with the merger with Pamrapo Bancorp, Inc.,  certain former employees of Pamrapo Bank are covered under a Supplemental Executive Retirement Plan (“SERP”), an unfunded non-qualified deferred retirement plan.  Participants who retire at the age of 65 (the “Normal Retirement Age”), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

Comprehensive Income [Policy Text Block]

Comprehensive Income (Loss)

The Company records unrealized gains and losses, net of deferred income taxes, on securities available for sale in accumulated other comprehensive income (loss).  Realized gains and losses, if any, are reclassified to non-interest income upon sale of the related securities or upon the recognition of an impairment loss.  Accumulated other comprehensive income (loss) also includes benefit plan amounts recognized in accordance with ASC 715, Compensation-Retirement Benefits, which reflect, net of tax, the unrecognized gains (losses) on the benefit plans.

Reclassification [Policy Text Block]

Reclassification

     Certain amounts as of and for the years ended December 31, 2011 and 2010 have been reclassified to conform to the current year’s presentation. These changes had no effect on the Company’s results of operations or financial position.

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

Note 2 - Summary of Significant Accounting Policies

Basis of Consolidated Financial Statement Presentation

The consolidated financial statements which include the accounts of the Company and its wholly-owned subsidiaries, the Bank, the Investment Company and Pamrapo Service Corporation, have been prepared in conformity with accounting principles generally accepted in the United States of America.  All significant intercompany accounts and transactions have been eliminated in consolidation.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated statement of financial condition and revenues and expenses for the periods then ended.  Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the identification of other-than-temporary impairment of securities, the determination as to whether deferred tax assets are realizable, and the determination of the fair value of financial instruments. Management believes that the allowance for loan losses is adequate; no securities in unrealized loss positions are other-than-temporarily impaired; net deferred tax assets have been reduced to an amount which is more-likely-than-not realizable, and the fair values of financial instruments are appropriate. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions in the market area. Management’s assessment regarding impairment of securities is based on future projections of cash flow which are subject to change.  The realizability of deferred tax assets is partially based on projections of future taxable income, which is subject to change. The determination of fair value requires the use of various inputs which are subject to frequent and ongoing changes.

In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses.  Such agencies may require the Bank to recognize additions to the allowance based on their judgments about information available to them at the time of their examination.

In preparing these consolidated financial statements, the Company evaluated the events that occurred between December 31, 2012 and the date these consolidated financial statements were issued.

 Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from depository institutions and interest-bearing deposits in other banks having original maturities of three months or less.

Securities Available for Sale and Held to Maturity

Investments in debt securities that the Company has the positive intent and ability to hold to maturity are classified as held to maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized holding gains and losses included in earnings.  Debt and equity securities not classified as trading securities or as held to maturity securities are classified as available for sale securities (“AFS”) and reported at fair value, with unrealized holding gains or losses, net of applicable deferred income taxes, reported in the accumulated other comprehensive income (loss) component of stockholders’ equity.

If the fair value of a security is less than its amortized cost, the security is deemed to be impaired. Management evaluates all securities with unrealized losses quarterly to determine if such impairments are “temporary” or “other-than-temporary” in accordance with Accounting Standards Codification (“ASC”) Topic 320, Investments – Debt and Equity Securities. Accordingly, temporary impairments are accounted for based upon the classification of the related securities as either available for sale or held to maturity. Temporary impairments on available for sale securities are recognized, on a tax-effected basis, through Other Comprehensive Income (“OCI”) with offsetting entries adjusting the carrying value of the securities and the balance of deferred taxes. Conversely, the carrying values of held to maturity securities are not adjusted for temporary impairments. Information concerning the amount and duration of temporary impairments on both available for sale and held to maturity securities is disclosed in the notes to the consolidated financial statements.

Other-than-temporary impairments are accounted for based upon several considerations. First, other-than-temporary impairments on equity securities and on debt securities that the Company has decided to sell as of the close of a fiscal period, or will, more likely than not, be required to sell prior to the full recovery of fair value to a level equal to or exceeding amortized cost, are recognized in earnings. If neither of these conditions regarding the likelihood of the sale of debt securities are applicable, then the other-than-temporary impairment is bifurcated into credit-related and noncredit-related components. A credit-related impairment generally represents the amount by which the present value of the cash flows that are expected to be collected on a debt security fall below its amortized cost. The noncredit-related component represents the remaining portion of the impairment not otherwise designated as credit-related. Credit-related, other-than-temporary impairments are recognized in earnings and noncredit-related, other-than-temporary impairments are recognized in OCI. Equity securities on which there is an unrealized loss that is deemed other-than-temporary are written down to fair value with the write-down recognized in earnings.

Premiums and discounts on all securities are amortized/accreted to maturity using the interest method.  Interest and dividend income on securities, which includes amortization of premiums and accretion of discounts, are recognized in the consolidated financial statements when earned.  Gains or losses on sales are recognized based on the specific identification method.

Loans Held For Sale

Loans held for sale consist primarily of residential mortgage loans intended for sale and are carried at the lower of cost or estimated fair market value using the aggregate method. These loans are generally sold with servicing rights released. Gains and losses recognized on loan sales are based upon the cash proceeds received and the cost of the related loans sold.

Note 2 – Summary of Significant Accounting Policies (Continued)

Loans Receivable

Loans receivable are stated at unpaid principal balances, less net deferred loan origination fees and the allowance for loan losses.  Loan origination fees and certain direct loan origination costs are deferred and amortized/accreted, as an adjustment of yield, over the contractual lives of the related loans.

The accrual of interest on loans that are contractually delinquent more than ninety days is discontinued and the related loans placed on nonaccrual status.  Income is subsequently recognized only to the extent that cash payments are received until delinquency status is reduced to less than ninety days, in which case the loan is returned to accrual status.

Acquired Loans

Loans that were acquired in acquisitions are recorded at fair value with no carryover of the related allowance for credit losses. Determining the fair value of the loans involves estimating the amount and timing of principal and interest cash flows expected to be collected on the loans and discounting those cash flows at a market rate of interest.

The excess of cash flows expected at acquisition over the estimated fair value is referred to as the accretable discount and is recognized into interest income over the remaining life of the loan. The difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the nonaccretable discount. The nonaccretable discount represents estimated future credit losses expected to be incurred over the life of the loan. Subsequent decreases to the expected cash flows require an evaluation to determine the need for an allowance for credit losses. Subsequent improvements in expected cash flows result in the reversal of a corresponding amount of the nonaccretable discount which is then reclassified as accretable discount that is recognized into interest income over the remaining life of the loan using the interest method. The evaluation of the amount of future cash flows that is expected to be collected is performed in a similar manner as that used to determine our allowance for credit losses. Charge-offs of the principal amount on acquired loans would be first applied to the nonaccretable discount portion of the fair value adjustment.

Acquired loans that met the criteria for nonaccrual of interest prior to the acquisition may be considered performing upon acquisition, regardless of whether the customer is contractually delinquent, if we can reasonably estimate the timing and amount of the expected cash flows on such loans and if we expect to fully collect the new carrying value of the loans. As such, we may no longer consider the loan to be nonaccrual or nonperforming and may accrue interest on these loans, including the impact of any accretable discount. We have determined that we cannot reasonably estimate future cash flows on any such acquired loans that are past due 90 days or more and continue to treat them as non-accrual.

Allowance for Loan Losses

The allowance for loan losses is increased through provisions charged to operations and by recoveries, if any, on previously charged-off loans and reduced by charge-offs on loans which are determined to be a loss in accordance with Bank policy.

The allowance for loan losses is maintained at a level considered adequate to absorb loan losses.  Management, in determining the allowance for loan losses, considers the risks inherent in its loan portfolio and changes in the nature and volume of its loan activities, along with the general economic and real estate market conditions.  The Bank utilizes a two tier approach:  (1) identification of impaired loans and establishment of specific loss allowances on such loans; and (2) establishment of general valuation allowances on the remainder of its loan portfolio.  The Bank maintains a loan review system which allows for a periodic review of its loan portfolio and the early identification of potentially impaired loans.  Such a system takes into consideration, but is not limited to, delinquency status, size of loans, types and value of collateral, and financial condition of the borrowers.  Specific loan loss allowances are established for impaired loans based on a review of such information and/or appraisals of the underlying collateral.  General loan loss allowances are based upon a combination of factors including, but not limited to, actual loan loss experience, composition of the loan portfolio, current economic conditions, and management’s judgment.

Although management believes that adequate specific and general allowances for loan losses are established, actual losses are dependent upon future events and, as such, further additions to the level of specific and general loan loss allowances may be necessary.

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.  A loan evaluated for impairment is deemed to be impaired when, based on current information and events, it is probable that the Bank will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Bank does not aggregate such loans for evaluation purposes. Payments received on impaired loans are applied first to accrued interest receivable and then to principal.

    Concentration of Risk

Financial instruments which potentially subject the Company and its subsidiaries to concentrations of credit risk consist of cash and cash equivalents, investment and mortgage-backed securities and loans.

Cash and cash equivalents include amounts placed with highly rated financial institutions.  Securities include securities backed by the U.S. Government and other highly rated instruments.  The Bank’s lending activity is primarily concentrated in loans collateralized by real estate in the State of New Jersey.  As a result, credit risk related to loans is broadly dependent on the real estate market and general economic conditions in the State.

Note 2 – Summary of Significant Accounting Policies (Continued)

Premises and Equipment

Land is carried at cost.  Buildings, building improvements, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and amortization.  Significant renovations and additions are charged to the property and equipment account.  Maintenance and repairs are charged to expense in the period incurred.  Depreciation charges are computed on the straight-line method over the following estimated useful lives of each type of asset.

Years

Buildings	40
Building improvements	7 - 40
Furniture, fixtures and equipment	3 - 5
Leasehold improvements	Shorter of useful life or term of lease

Federal Home Loan Bank (“FHLB”) of New York Stock

Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula. Such stock is carried at cost.

Management evaluates the FHLB of New York stock for impairment in accordance with guidance on accounting by entities that lend to or finance the activities of others. Management’s determination of whether this investment is impaired is based on their assessment of the ultimate recoverability of their cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of their cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB of New York as compared to the capital stock amount for the FHLB of New York and the length of time this situation has persisted, (2) commitments by the FHLB of New York to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB of New York, and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB of New York.

No impairment charges were recorded related to the FHLB of New York stock during 2012, 2011, or 2010.

Other Real Estate Owned

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed. At December 31, 2012, the Bank owned twelve properties totaling $3,274,000. At December 31, 2011, the Bank owned fifteen properties totaling $6,570,000.

Interest Rate Risk

The Bank is principally engaged in the business of attracting deposits from the general public and using these deposits, together with other funds, to make loans secured by real estate and to purchase securities. The potential for interest-rate risk exists as a result of the difference in duration of the Bank’s interest-sensitive liabilities compared to its interest-sensitive assets.  For this reason, management regularly monitors the maturity structure of the Bank’s interest-earning assets and interest-bearing liabilities in order to measure its level of interest-rate risk and to plan for future volatility.

Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return.  Income taxes are allocated to the Company and its subsidiaries based upon their respective income or loss included in the consolidated income tax return.  Separate state income tax returns are filed by the Company and its subsidiaries.

Federal and state income tax expense has been provided on the basis of reported income.  The amounts reflected on the tax returns differ from these provisions due principally to temporary differences in the reporting of certain items for financial reporting and income tax reporting purposes. The tax effect of these temporary differences is accounted for as deferred taxes applicable to future periods.  Deferred income tax expense or (benefit) is determined by recognizing deferred tax assets and liabilities for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date. The realization of deferred tax assets is assessed and a valuation allowance provided, when necessary, for that portion of the asset which is not more likely than not to be realized.

Note 2 – Summary of Significant Accounting Policies (Continued)

The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements in accordance with ASC Topic 740, Income Taxes, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a likelihood of being realized on examination of more than 50 percent. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Under the “more-likely-than-not” threshold guidelines, the Company believes no significant uncertain tax positions exist, either individually or in the aggregate, that would give rise to the non-recognition of an existing tax benefit. The Company recognizes interest and penalties on unrecognized tax benefits in income taxes expense in the Consolidated Statement of Operations. The Company did not recognize any interest in 2011, however the Company did recognize $11,000 for penalties assessed during an audit of prior periods.  The Company did not recognize any interest and penalties for the years ended December 31, 2012 and 2010. The tax years subject to examination by the taxing authorities are the years ended December 31, 2011,  2010, and 2009.

Net Income (Loss) per Common Share

Basic net income (loss) per common share is computed by dividing net income (loss) less dividends on preferred stock by the weighted average number of shares of common stock outstanding. The diluted net income (loss) per common share is computed by adjusting the weighted average number of shares of common stock outstanding to include the effects of outstanding stock options, if dilutive, using the treasury stock method.  Dilution is not applicable in periods of net loss.  For the years ended December 31, 2011 and 2010, the difference in the weighted average number of basic and diluted common shares was due solely to the effects of outstanding stock options. No adjustments to net income (loss) were necessary in calculating basic and diluted net income (loss) per share. For the years ended December 31, 2011 and 2010, the weighted average number of outstanding options considered to be anti-dilutive was 209,441, and 243,884.

Stock-Based Compensation Plans

The Company, under plans approved by its stockholders in 2011, 2003 and 2002, has granted stock options to employees and outside directors.  See note 12 for additional information as to option grants. Compensation expense recognized for all option grants is net of estimated forfeitures and is recognized over the awards’ respective requisite service periods. The fair values relating to all options granted are estimated using a Black-Scholes option pricing model. Expected volatilities are based on historical volatility of our stock and other factors, such as implied market volatility using this options expected term. The Company used the mid-point of the original vesting period and original option life to estimate the options’ expected term, which represents the period of time that the options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The Company recognizes compensation expense for the fair values of these option awards, which have graded vesting, on a straight-line basis over the requisite service period of these awards.

Benefit Plans

The Company acquired through the merger with Pamrapo Bancorp, Inc. a non-contributory defined benefit pension plan covering all eligible employees of Pamrapo Savings Bank. Effective January 1, 2010, the defined benefit pension plan (the “Pension Plan”), was frozen by Pamrapo Savings Bank. All benefits for eligible participants accrued in the “Pension Plan” to the freeze date have been retained. The benefits are based on years of service and employee’s compensation. The defined benefit plan is funded in conformity with funding requirements of applicable government regulations. Prior service costs for the defined benefit plan generally are amortized over the estimated remaining service periods of employees. Additionally, with the merger with Pamrapo Bancorp, Inc.,  certain former employees of Pamrapo Bank are covered under a Supplemental Executive Retirement Plan (“SERP”), an unfunded non-qualified deferred retirement plan.  Participants who retire at the age of 65 (the “Normal Retirement Age”), are entitled to an annual retirement benefit equal to 75% of compensation reduced by their retirement plan annual benefits. Participants retiring before the Normal Retirement Age receive the same benefits reduced by a percentage based on years of service to the Company and the number of years prior to the Normal Retirement Age that participants retire.

Comprehensive Income (Loss)

The Company records unrealized gains and losses, net of deferred income taxes, on securities available for sale in accumulated other comprehensive income (loss).  Realized gains and losses, if any, are reclassified to non-interest income upon sale of the related securities or upon the recognition of an impairment loss.  Accumulated other comprehensive income (loss) also includes benefit plan amounts recognized in accordance with ASC 715, Compensation-Retirement Benefits, which reflect, net of tax, the unrecognized gains (losses) on the benefit plans.

Reclassification

     Certain amounts as of and for the years ended December 31, 2011 and 2010 have been reclassified to conform to the current year’s presentation. These changes had no effect on the Company’s results of operations or financial position.

Note 2 – Summary of Significant Accounting Policies (Continued)

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting reclassifications out of accumulated other comprehensive income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the consolidated financial statements under U.S. GAAP.

The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income, but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The new amendments will also require an organization to present cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g. pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). Nonpublic company are required to meet the reporting requirements of the amended paragraphs about the roll forward of accumulated other comprehensive income for both interim and annual reporting periods. However, private companies are only required to provide the information about the impact of reclassifications on line items of net income for annual reporting periods, not for interim reporting periods.

The amendments of ASU 2013-02 are effective for reporting periods beginning after December 15, 2012, for public companies and are effective for reporting periods beginning after December 15, 2013, for nonpublic companies. The Company does not believe this pronouncement, when adopted, will have a material impact on operations or financial position.

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This standard indefinitely defers certain provisions of ASU 2011-05 (described below). The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance did not result in a change in the presentation of comprehensive income in the Company’s consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income. The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and will require it be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The single statement format would include the traditional income statement and the components of total other comprehensive income as well as total comprehensive income. In the two statement approach, the first statement would be the traditional income statement which would be immediately followed by a separate statement which includes the components of other comprehensive income, total other comprehensive income and total comprehensive income. The amendments in this ASU will be applied retrospectively. For public companies, they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Adoption of ASU 2011-05 did not have a significant impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments in this update clarify the FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  This update is effective during interim and annual periods beginning on or after December 15, 2011 and is to be applied prospectively.  Adoption of ASU 2011-04 did not have a significant impact on the Company’s consolidated financial statements.